Members’ Capital	12 Months Ended
Oct. 31, 2019
Members’ Capital

13.	Members’ Capital

GR Unlimited is authorized to issue up to 20,000 common units, up to 750 Seed Round Preferred Units and up to 3,000 Incentive Units.

The following table summarizes the activities of GR Unlimited for the years ended October 31, 2019 and October 31, 2018:

	Number of common shares*	Member’s Capital
Balance, October 31, 2017	22,432,446	$100
Issued pursuant to conversion of promissory notes	9,159,871	2,152,134
Issued for cash proceeds (ii) and (ix)	4,932,236	1,525,345
Issued to service providers (i) and (xiii)	4,182,320	1,049,595
Issuance costs	-	(25,401)
Balance, October 31, 2018	40,706,873	4,701,773
Issued pursuant to conversion of promissory notes (xii), (xiii) and (xiv)	5,465,877	1,451,400
Issued in connection with Technology License Agreement (xi)	6,600,000	1,574,761
Issued upon exercise of unit purchase Options (xv), (xvi) and (xvii)	4,202,429	1,218,784
Issued pursuant to Subscription Receipts (xviii)	3,771,023	913,698
Balance, October 31, 2019	60,746,202	$9,860,416

*	The number of common shares per the table above represents the number of common shares exchanged for the common units, Seed Round Preferred Units and Incentive Units in connection with completion of the Transaction.

i)	On November 27, 2017, GR Unlimited issued 300 Incentive Units to an employee of GR Unlimited. Immediately prior to the Transaction, these Incentive Units were exchanged for 150 common units (380,211 common shares of the Company).

ii)	During the year ended October 31, 2018 GR Unlimited entered into a Seed Round Preferred Unit Subscription Agreement (the “Units”) at a purchase price of $1,773 per Unit. Under the Agreement GR Unlimited issued 733 Units (4,007,236 common shares of the Company) for total proceeds of $1,300,345. Each Unit will have one vote per unit and will be subject to automatic conversion into common units rounded to the nearest whole common unit, at the then effective conversion rate immediately prior to the closing of a public event. The conversion rate shall be determined by dividing the original issue price for a single Unit by the conversion price effective at the time of conversion. The Conversion price will change upon the occurrence of an event which changes the number of outstanding and issued common units at the time of conversion.

iii)	Effective January 26, 2018, the holder of a convertible promissory note converted the original principal amount of $50,000 and all accrued and unpaid interest of $6,458 into 34 uncertified common units of GR Unlimited (174,079 common shares of the Company).

iv)	Effective January 31, 2018, the holder of a note payable assigned 100% principal and accrued and unpaid interest to a limited liability company (the “Entity”), which is wholly owned by the holder. Through the execution of the assignment agreement, the terms within, the Entity converted the original principal amount of $100,000 and all accrued and unpaid interest of $25,000 into 74.8 uncertified common units of GR Unlimited (385,417 common shares of the Company).

v)	Effective January 31, 2018, the holder of two convertible promissory notes in the original principal amount of $100,000 took the following actions:

(i)	Received a return of principal of $50,000 from one of the convertible promissory notes.

(ii)	Extended the maturity date of the continuing convertible promissory note for the principal amount of $50,000 to August 1, 2018 with a coupon interest rate of 30% per annum. All principal and accrued and unpaid interest, shall become due on the earlier of a) August 1, 2018 or b) the occurrence of a change of control of the Company; and

(iii)	Converted the original principal of the second convertible promissory note and accrued and unpaid interest of $50,000 into 89.8 uncertified common units of the GR Unlimited (462,500 common shares of the Company).

vi)	Effective March 31, 2018, the holder of a convertible promissory note converted the original principal amount of $250,000 and all accrued and unpaid interest of $46,250 into 332.4 uncertified common units of GR Unlimited (1,644,188 common shares of the Company).

vii)	Effective June 1, 2018, the holder of a convertible promissory note converted the original principal amount of $637,775 and all accrued and unpaid interest of $146,157 into 922.70 uncertified common units of GR Unlimited (4,350,823 common shares of the Company).

viii)	Effective June 1, 2018, the holder of a convertible promissory note converted the original principal amount of $300,000 into 285.70 uncertified common units of GR Unlimited (1,585,714 common shares of the Company).

ix)	Between June 13, 2018 and June 15, 2018, GR Unlimited issued 190.8 common units of GR Unlimited for proceeds of $225,000 (925,000 common shares of the Company).

x)	Effective June 15, 2018, the holder of a convertible promissory note converted the original principal amount of $100,000 and all accrued and unpaid interest of $20,465 into 115 uncertified common units of GR Unlimited (557,151 common shares of the Company).

xi)	During the year ended October 31, 2018, GR Unlimited entered into a technology license agreement pursuant to which, GR Unlimited was granted the exclusive license to certain intellectual property in the field of development, breeding, cultivation, growing, harvesting, processing and commercializing cannabis, hemp and related plants and products (the “Technology”) in exchange for 6,600,000 common units of GR Unlimited (6,600,000 common shares of the Company). Immediately prior to the Transaction disclosed in note 2, GR Unlimited issued the common units. As at October 31, 2019, the Company determined that the license was impaired as the development of underlying technology had been halted. As such, the Company reduced the carrying amount to the estimated recoverable amount of $Nil, resulting in a loss on impairment of $1,574,761.

xii)	Immediately prior to the Transaction disclosed in note 2, the holder of a convertible promissory note converted the original principal amount of $100,000 and all accrued and unpaid interest of $22,438 into 126.13 uncertified common units of GR Unlimited (485,379 common shares of the Company).

xiii)	Immediately prior to the Transaction disclosed in note 2, the holder of a convertible promissory note converted the original principal amount of $1,000,000 and accrued and unpaid interest of $248,958 into 1,144.15 uncertified common units of GR Unlimited (4,782,284 common shares of the Company).

xiv)	Immediately prior to the Transaction disclosed in note 2, the holder of a convertible promissory note converted the original principal amount of $50,000 and accrued and unpaid interest of $7,644 into 52.06 uncertified common units of GR Unlimited (198,214 common shares of the Company).

xv)	Immediately prior to the Transaction disclosed in note 2, GR Unlimited issued 1,475,179 common units (1,475,179 common shares of the Company) pursuant to the exercise of the unit purchase option disclosed in note 18(ii).

xvi)	Immediately prior to the Transaction disclosed in note 2, GR Unlimited issued 2,000,000 common units (2,000,000 common shares of the Company) pursuant to the exercise of the unit purchase option disclosed in note 18(iii).

xvii)	Immediately prior to the Transaction disclosed in note 2, GR Unlimited issued 727,250 common units (727,250 common shares of the Company) pursuant to a partial exercise of the unit purchase option disclosed in note 18(i).

xviii)	In connection with the Transaction, GR Unlimited issued and sold on a subscription receipt basis, 3,771,023 units (the “GR Units”) containing one Common Unit and one GR Unlimited purchase warrant (the “GR Warrant”) for gross proceeds of CAD$1,646,050 ($1,274,516), of which $360,818 was allocated to the GR Warrants. Upon close of the Transaction, the GR Units were automatically converted into 3,771,023 common units of GR Unlimited (3,771,023 common shares of the Company) and 3,771,023 warrants of GR Unlimited (3,771,023 warrants of the Company).